Explanatory notes to the Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2023
Cash Flows Explanatory Notes [Abstract]
Explanatory notes to the Consolidated Statement of Cash Flows

30.	Explanatory notes to the Consolidated Statement of Cash Flows
Non-cash items
For the year ended December 31, 2023, non-cash items of €8,775 million primarily included: (i) €7,549 million for depreciation and amortization expense, (ii) €701 million change in deferred taxes resulting primarily from a decrease in deferred tax assets (Refer to Note 7, Tax expense/(benefit) for additional information), (iii) €720 million in other non-cash items mainly referred to impairments and hyperinflation impacts, partially offset by (iv) €195 million gains on disposal of equity investments and other assets.
For the year ended December 31, 2022, non-cash items of €6,285 million primarily included: (i) €6,797 million for depreciation and amortization expense, partially offset by (ii) a €711 million change in deferred taxes resulting primarily from the recognition of deferred tax assets previously unrecognized (Refer to Note 7, Tax expense/(benefit) for additional information).
For the year ended December 31, 2021, non-cash items of €5,195 million primarily included: (i) €5,871 million for depreciation and amortization expense and (ii) a €654 million change in deferred taxes impacted by the recognition of deferred tax assets previously unrecognized primarily in France and Germany (Refer to Note 7, Tax expense/(benefit) for additional information).
Operating activities
For the year ended December 31, 2023, net cash from operating activities of €22,485 million was primarily the result of: (i) net profit from continuing operations of €18,625 million adjusted by: (1) non-cash items of €8,775 million, (2)
net increase in provisions of €2,460 million, mainly attributable to sales incentives in North America and Enlarged Europe,
(3) the negative effect of the change in working capital of €5,472 million, which was mainly due to (i) an increase of
€4,388 million in inventories mostly driven by new vehicles reflecting a stabilization following a 2020-2022 period characterized by significant supply constraints and additional raw materials inventories to secure production and (ii) an increase of €2,249 million in trade receivables primarily due to the ongoing plan of factoring reduction, partially offset by
(iii) an increase of €1,058 million in trade payables, primarily reflecting inventories increase and by (iv) an increase of
€107 million in other payables net of other receivables.
For the year ended December 31, 2022, net cash from operating activities of €19,959 million was primarily the result of: (i) net profit from continuing operations of €16,779 million adjusted by: (1) non-cash items of €6,285 million, (2)
net increase in provisions of €1,906 million mainly attributable to product warranty, sales incentives and accruals for restructuring and CAFE penalty rates, (3) the negative effect of the change in working capital of €4,481 million, which was mainly driven by (i) an increase of €5,606 million in inventories, reflecting increases in raw materials and components costs and safety stock, as well as an increase in new vehicle inventory levels mainly as a result of logistic challenges, (ii) an increase of €1,986 million in trade receivables primarily due to a reduction in level of factoring, (iii) an increase of
€1,054 million in other receivables net of other payables mainly due to advances to suppliers and indirect taxes in Enlarged
Europe, partially offset by (iv) an increase of €4,165 million in trade payables, primarily reflecting increases in both inventories and costs of raw materials and components.
For the year ended December 31, 2021, net cash from operating activities of €18,646 million was primarily the result of: (i) net profit from continuing operations of €13,218 million adjusted by: (1) non-cash items of €5,195 million, (2)
the positive effect of the change in working capital of €1,212 million, which was mainly driven by (i) a decrease of
€2,201 million in inventories, primarily in Enlarged Europe and North America, (ii) a decrease of €246 million in trade receivables, partially offset by (iii) a decrease of €1,273 million in trade payables, primarily due to reduced volumes of production in Enlarged Europe and North America.
Investing activities
For the year ended December 31, 2023, net cash used in investing activities of €15,047 million was primarily the result of (1) €10,193 million of investment in property, plant and equipment and intangible assets, including €4,184 million of capitalized development expenditures, partially offset by €1,068 million increase in payables related to the investments in properties, plant and equipment and intangible assets, (2) an increase in receivables from financing activities of
€3,834 million, which was mainly attributable to increased retail and dealer financing of Stellantis Financial Services U.S.
and dealer financing in Brazil, (3) acquisitions of subsidiaries and equity method investments for €3,885 million primarily relating to (i) the investment in Leapmotor for €1,419 million, (ii) the capital contributions to Starplus Energy, NextStar
Energy, Symbio and Punch Powertrain for total €1,222 million, (iii) the capital contributions to and acquisitions of financial services entities for €263 million, (iv) acquisition of ownership in South American companies, primarily in raw materials and renewable energy, for €603 million, (Refer to Note 3, Scope of consolidation for additional information), partially offset by the disposal of property, plant and equipment of €533 million and of investments in subsidiaries and associates of €1,457 million, including the net proceeds from the disposal of FCA Bank for €1,090 million.
For the year ended December 31, 2022, net cash used in investing activities of €10,531 million was primarily the result of (1) €8,615 million of investment in property, plant and equipment and intangible assets, including €3,487 million of capitalized development expenditures, (2) €399 million decrease in payables related to the investments in properties, plant and equipment and intangible assets, (3) an increase in receivables from financing activities of €1,413 million, which was mainly attributable to increased retail financing of Stellantis Financial Services U.S. and dealer financing in Brazil, (4)
acquisitions of consolidated subsidiaries and equity method investments for €666 million including primarily the controlling interest in aiMotive, Share Now and Stimcar Holding and the capital contribution paid to StarPlus Energy LLC (Refer to
Note 3, Scope of consolidation for additional information), partially offset by the disposal of property, plant and equipment of
€545 million and of investments in subsidiaries and associates of €235 million.
For the year ended December 31, 2021, net cash from investing activities of €8,674 million was primarily the result of (1) cash and cash equivalents of FCA at the date of the merger of €22,514 million, (2) €8,687 million of investment in property, plant and equipment and intangible assets, including €3,116 million of capitalized development expenditures, (2)
€1,426 million decrease in payables related to the investments in properties, plant and equipment and intangible assets, and
(3) an increase in receivables from financing activities of €306 million, which was mainly attributable to higher volumes of activity in South America and China, and (4) €726 million of acquisitions of consolidated subsidiaries net of their cash and equity method investments, including €147 million relating to the acquisition of First Investors Financial Services Group and
€196 million capital injection in GAC-Stellantis JV. Investing activities also include the reduction of €3,115 million in cash and cash equivalents held by Faurecia at loss of control.
Financing activities
For the year ended December 31, 2023, net cash used in financing activities of €9,200 million resulted primarily from (1) the net decrease in long-term debt of €214 million including (i) the repayment of bonds at maturity for €3,277 million which are partially offset by the issuance of bonds for €2,500 million, (ii) new long-term debt for €1,668 million, partially offset by repayments for €1,105 million, (2) the distribution of dividends to shareholders of €4,208 million, (3) the increase in securities of €2,754 million primarily attributable to the investment in marketable debt securities by our central treasury companies, (4) the purchase of treasury shares for €2,434 million as a result of the share buyback program for
€1,500 million and the purchase of a portion of the shares held by Dongfeng for €934 million (Refer to Note 27, Equity for additional information), and (5) the changes in short-term debt and other financial assets and liabilities for positive €328 million.
For the year ended December 31, 2022, net cash used in financing activities of €13,167 million resulted primarily from (1) the net decrease in long-term debt of €6,480 million including (i) the repayment of €6,300 million Intesa San Paolo credit facility and of other long-term debt for €1,448 million, (ii) the repayment of bonds at maturity for €1,350 million, partially offset by the issuance of bonds for €2,231 million and new long-term debt for €387 million, (2) the distribution of dividends to Shareholders of €3,353 million, (3) the increase in securities of €2,069 million mainly driven by the investment of liquidity in financial assets which do not meet all the condition to be classified as cash equivalents, (4) the purchase of treasury shares for €923 million as a result of the exercise of GM Warrants (Refer to Note 27, Equity for additional information), and (5) the changes in short-term debt and other financial assets and liabilities for negative €400 million.
For the year ended December 31, 2021, net cash used in financing activities of €1,366 million resulted primarily from (1) the distribution to Shareholders of €4,204 million, including (i) €2,897 million for an extraordinary distribution to
FCA shareholders in accordance with the merger agreement, (ii) €1,000 million extraordinary distribution to Stellantis shareholders and (iii) €302 million distributed in cash as part of the Faurecia distribution (refer to Note 3, Scope of consolidation for additional information), (2) the repayment at maturity of a bond issued by FCA for €1,000 million, (3) the repayment of other long-term debt for €637 million, (4) €610 million increase in investments in securities primarily by the treasury companies in North America, and (5) €846 million in net decrease in short-term debt. These were partially offset by the proceed from the issuance of notes under the EMTN Program for €3,671 million (€3,750 million nominal) and in North
America for €1,770 million (US$2.0 billion) (Refer to Note 22, Debt for additional information) and from new long-term debt for €309 million.
The following is a reconciliation of liabilities arising from financing activities for the years ended December 31,
2023 and 2022:

	Years ended December 31,
	2023	2022
	(€ million)
Total Debt at January 1	€27,153	€33,581
Add: Derivative (assets)/liabilities and collateral at January 1	(67)	(1,205)
Add: Securities and financial receivables at January 1	(4,176)	(839)
Total Liabilities from financing activities at January 1	€22,910	€31,537

Cash flows	(2,640)	(8,949)
Foreign exchange effects	(250)	397
Fair value changes	468	(110)
Changes in scope of consolidation	955	389
Transfer to (Assets)/Liabilities held for sale	(122)	—
Other changes	(1,324)	(354)

Total Liabilities from financing activities at December 31	€19,997	€22,910
Less: Derivative (assets)/liabilities and collateral at December 31	(109)	(67)
Less: Securities and financial receivables at December 31	(9,357)	(4,176)
Total Debt at December 31	€29,463	€27,153
Dividends received, interest expense and taxes paid
During the years ended December 31, 2023, 2022 and 2021, the Company paid interest of €1,126 million and received interest of €2,917 million, €937 million and €1,201 million, €1,185 million and €347 million, respectively. Amounts indicated are also inclusive of interest rate differentials paid or received on interest rate derivatives.
During the years ended December 31, 2023, 2022 and 2021, the Company made income tax payments, net of refunds, totaling €2,649 million, €2,860 million and €2,170 million, respectively.
During the years ended December 31, 2023, 2022 and 2021, the Company received dividends of €312 million,
€217 million and €405 million, respectively.
Amounts relating to IFRS 16 recognized in Consolidated Statement of Cash Flows
During the years ended December 31, 2023, 2022 and 2021, the total cash outflow for leases recognized in accordance with IFRS 16 was €757 million, €626 million and €616 million, respectively, of which €693 million, €568 million and €566 million, respectively, related to cash payments for the principal portion of lease liabilities (recognized within Cash flows from financing activities in the Consolidated Statement of cash flows) and €64 million, €58 million and
€50 million, respectively, related to cash payments for interest expense related to lease liabilities (recognized within Cash flows from operating activities in the Consolidated Statement of cash flows).